Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments and Contingencies [Abstract]
Asserted damages	$ 5,200
Capital commitment	$ 33,986
Commitment expected term	1 year